Earnings per share ("EPS") (Tables)	12 Months Ended
Mar. 31, 2023
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Summary of Earnings Per Share

	Net income attributable to shareholders of Tata Motors Limited (In millions)		Weighted average shares (Nos.)	Earnings per share
For the year ended March 31, 2023:
Ordinary Shares
Basic net earnings/(loss) per share	Rs.	22,031.5	3,321,146,115	Rs.	6.6
	US$	268.1		US$	0.1
Effect of shares kept in abeyance	Rs.	—	492,559	Rs.	—
	US$	—		US$	—
Adjustment for Dilutive Shares related to ESOP/PSP	Rs.	—	1,282,388	Rs.	—
	US$	—		US$	—
Diluted earnings/(loss) per share	Rs.	22,031.5	3,322,921,062	Rs.	6.6
	US$	268.1		US$	0.1
‘A’ Ordinary Shares
Basic net earnings/(loss) per share	Rs.	3,373.3	508,502,896	Rs.	6.6
	US$	41.1		US$	0.1
Effect of shares kept in abeyance	Rs.	—	233,214	Rs.	—
	US$	—		US$	—
Diluted earnings/(loss) per share	Rs.	3,373.3	508,736,110	Rs.	6.6
	US$	41.1		US$	0.1
For the year ended March 31, 2022:
Ordinary Shares
Basic net earnings/(loss) per share	Rs.	(98,599.3)	3,320,402,491	Rs.	(29.7)
Effect of shares kept in abeyance	Rs.	#	#	Rs.	#
Diluted earnings/(loss) per share	Rs.	(98,599.3)	3,320,402,491	Rs.	(29.7)
‘A’ Ordinary Shares
Basic net earnings/(loss) per share	Rs.	(15,100.0)	508,502,896	Rs.	(29.7)
Effect of shares kept in abeyance	Rs.	#	#	Rs.	#
Diluted earnings/(loss) per share	Rs.	(15,100.0)	508,502,896	Rs.	(29.7)
For the year ended March 31, 2021:
Ordinary Shares
Basic net earnings/(loss) per share	Rs.	(122,748.1)	3,128,268,742	Rs.	(39.2)
Effect of shares kept in abeyance	Rs.	#	#	Rs.	#
Diluted earnings/(loss) per share	Rs.	(122,748.1)	3,128,268,742	Rs.	(39.2)
‘A’ Ordinary Shares
Basic net earnings/(loss) per share	Rs.	(19,952.8)	508,502,896	Rs.	(39.2)
Effect of shares kept in abeyance	Rs.	#	#	Rs.	#
Diluted earnings/(loss) per share	Rs.	(19,952.8)	508,502,896	Rs.	(39.2)